Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	TRANSAMERICA FUNDS
Prospectus Date	rr_ProspectusDate	Mar. 01, 2020
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

TRANSAMERICA FUNDS

Transamerica ClearTrack® 2020

Transamerica ClearTrack® 2025

Transamerica ClearTrack® 2030

Transamerica ClearTrack® 2035

Transamerica ClearTrack® 2040

Transamerica ClearTrack® 2045

Transamerica ClearTrack® 2050

Transamerica ClearTrack® 2055

Transamerica ClearTrack® 2060

Supplement to the Currently Effective Prospectus and Summary Prospectuses

* * *

Transamerica ClearTrack® 2020

Effective immediately, the “Dynamic Rebalancing Period” sub-section under the “Principal Investment Strategies” section in the Prospectus and Summary Prospectus for Transamerica ClearTrack® 2020 is deleted in its entirety and replaced with the following:

Dynamic Rebalancing Period

The fund is currently in the Dynamic Rebalancing Period. During the Dynamic Rebalancing Period, the fund is not managed strictly according to the glide path period strategy discussed above. Instead, QS Investors has implemented the Dynamic Risk Management strategy that attempts to limit downside volatility and losses within the fund. Through the strategy, the fund gives up some of the potential for higher total returns that could be achieved if the fund were to follow its Target Allocation under positive market conditions. In exchange, the strategy is intended to result in less significant declines in the fund’s net asset value (“NAV”) under negative market conditions. The fund’s NAV will fluctuate and is not guaranteed.

The Dynamic Risk Management strategy is intended to reduce the fund’s market risk exposure and volatility in certain market conditions. In response to certain levels of negative fund performance, QS Investors may employ the strategy and deviate from the standard Target Allocation by increasing the fund’s exposure to 7-10 Year U.S. Treasury Bond ETFs or cash instruments (“de-risking”), based on a formula that takes into account, among other things, the fund’s current and historical NAV, changing market volatility, and the volatility of the fund’s portfolio. In order to implement this strategy, QS Investors anticipates that it will sell shares of equity and fixed income ETFs included within the Target Allocation and purchase 7-10 Year U.S. Treasury Bond ETFs, or in certain circumstances cash and cash equivalents. The maximum daily allocation to 7-10 Year U.S. Treasury Bond ETFs and/or cash instruments under such circumstances will be 60% of the fund’s net assets, after a build-up period, with the remaining portion of the fund’s net assets allocated in accordance with the standard Target Allocation. In response to certain levels of positive fund performance, changing market volatility, and/or the volatility of the fund’s portfolio, the fund may purchase equity and fixed income ETFs in accordance with the fund’s Target Allocation and sell 7-10 Year U.S. Treasury Bond ETFs or cash instruments (“re-risking”). QS Investors, in its discretion, will determine the levels and timing for de-risking and re-risking under the Dynamic Risk Management strategy.

QS Investors will revert to managing the fund according to the Target Allocation as soon as reasonably practicable following the end of the Dynamic Rebalancing Period at the close of business on December 31, 2024.

* * *

Transamerica ClearTrack® 2025

Effective immediately, the “Dynamic Rebalancing Period” sub-section under the “Principal Investment Strategies” section in the Prospectus and Summary Prospectus for Transamerica ClearTrack® 2025 is deleted in its entirety and replaced with the following:

Dynamic Rebalancing Period

The fund is currently in the Dynamic Rebalancing Period. During the Dynamic Rebalancing Period, the fund is not managed strictly according to the glide path period strategy discussed above. Instead, QS Investors has implemented the Dynamic Risk Management strategy that attempts to limit downside volatility and losses within the fund. Through the strategy, the fund gives up some of the potential for higher total returns that could be achieved if the fund were to follow its Target Allocation under positive market conditions. In exchange, the strategy is intended to result in less significant declines in the fund’s net asset value (“NAV”) under negative market conditions. The fund’s NAV will fluctuate and is not guaranteed.

The Dynamic Risk Management strategy is intended to reduce the fund’s market risk exposure and volatility in certain market conditions. In response to certain levels of negative fund performance, QS Investors may employ the strategy and deviate from the standard Target Allocation by increasing the fund’s exposure to 7-10 Year U.S. Treasury Bond ETFs or cash instruments (“de-risking”), based on a formula that takes into account, among other things, the fund’s current and historical NAV, changing market volatility, and the volatility of the fund’s portfolio. In order to implement this strategy, QS Investors anticipates that it will sell shares of equity and fixed income ETFs included within the Target Allocation and purchase 7-10 Year U.S. Treasury Bond ETFs, or in certain circumstances cash and cash equivalents. The maximum daily allocation to 7-10 Year U.S. Treasury Bond ETFs and/or cash instruments under such circumstances will be 60% of the fund’s net assets, after a build-up period, with the remaining portion of the fund’s net assets allocated in accordance with the standard Target Allocation. In response to certain levels of positive fund performance, changing market volatility, and/or the volatility of the fund’s portfolio, the fund may purchase equity and fixed income ETFs in accordance with the fund’s Target Allocation and sell 7-10 Year U.S. Treasury Bond ETFs or cash instruments (“re-risking”). QS Investors, in its discretion, will determine the levels and timing for de-risking and re-risking under the Dynamic Risk Management strategy.

QS Investors will revert to managing the fund according to the Target Allocation as soon as reasonably practicable following the end of the Dynamic Rebalancing Period at the close of business on December 31, 2029.

* * *

Transamerica ClearTrack® 2030

Transamerica ClearTrack® 2035

Transamerica ClearTrack® 2040

Transamerica ClearTrack® 2045

Transamerica ClearTrack® 2050

Transamerica ClearTrack® 2055

Transamerica ClearTrack® 2060

Effective immediately, the “Dynamic Rebalancing Period” sub-section under the “Principal Investment Strategies” section in the Prospectus and Summary Prospectuses for Transamerica ClearTrack® 2030, Transamerica ClearTrack® 2035, Transamerica ClearTrack® 2040, Transamerica ClearTrack® 2045, Transamerica ClearTrack® 2050, Transamerica ClearTrack® 2055 and Transamerica ClearTrack® 2060 is deleted in its entirety and replaced with the following:

Dynamic Rebalancing Period

The fund is currently not in the Dynamic Rebalancing Period. During the Dynamic Rebalancing Period, the fund will not be managed strictly according to the glide path period strategy discussed above. Instead, QS Investors will implement the Dynamic Risk Management strategy that will attempt to limit downside volatility and losses within the fund. Through the strategy, the fund gives up some of the potential for higher total returns that could be achieved if the fund were to follow its Target Allocation under positive market conditions. In exchange, the strategy is intended to result in less significant declines in the fund’s net asset value (“NAV”) under negative market conditions. The fund’s NAV will fluctuate and is not guaranteed.

The Dynamic Risk Management strategy is intended to reduce the fund’s market risk exposure and volatility in certain market conditions. In response to certain levels of negative fund performance, QS Investors may employ the strategy and deviate from the standard Target Allocation by increasing the fund’s exposure to 7-10 Year U.S. Treasury Bond ETFs or cash instruments (“de-risking”), based on a formula that takes into account, among other things, the fund’s current and historical NAV, changing market volatility, and the volatility of the fund’s portfolio. In order to implement this strategy, QS Investors anticipates that it will sell shares of equity and fixed income ETFs included within the Target Allocation and purchase 7-10 Year U.S. Treasury Bond ETFs, or in certain circumstances cash and cash equivalents. The maximum daily allocation to 7-10 Year U.S. Treasury Bond ETFs and/or cash instruments under such circumstances will be 60% of the fund’s net assets, with the remaining portion of the fund’s net assets allocated in accordance with the standard Target Allocation. In response to certain levels of positive fund performance, changing market volatility, and/or the volatility of the fund’s portfolio, the fund may purchase equity and fixed income ETFs in accordance with the fund’s Target Allocation and sell 7-10 Year U.S. Treasury Bond ETFs or cash instruments (“re-risking”). QS Investors, in its discretion, will determine the levels and timing for de-risking and re-risking under the Dynamic Risk Management strategy.

* * *

Transamerica ClearTrack® 2020

Transamerica ClearTrack® 2025

Transamerica ClearTrack® 2030

Transamerica ClearTrack® 2035

Transamerica ClearTrack® 2040

Transamerica ClearTrack® 2045

Transamerica ClearTrack® 2050

Transamerica ClearTrack® 2055

Transamerica ClearTrack® 2060

(the "funds")

Effectively immediately, the following risk for each of the funds in the "Principal Risks" section of the Prospectus and Summary Prospectuses and in the "More on Risks of Investing in the Funds" section of the Prospectus is deleted in its entirety and replaced as follows:

Dynamic Risk Management – In implementing the Dynamic Risk Management strategy, the sub-adviser anticipates that it will sell shares the fund holds in equity and fixed income ETFs and will be more concentrated in 7-10 Year U.S. Treasury Bond ETFs or cash instruments. The fund may incur additional trading costs while implementing the Dynamic Risk Management strategy, which may reduce the fund's performance. If the fund increases its 7-10 Year U.S. Treasury Bond ETFs or cash related holdings at inopportune times or for extended periods of time, the fund may experience lower investment returns or experience higher losses. The Dynamic Risk Management strategy may fail to protect against market declines, may limit the fund's ability to participate in rising markets and may cause the fund to underperform its benchmark or similar funds that do not employ such a strategy in rising markets. The Dynamic Risk Management strategy may not work as intended.

* * *

Investors Should Retain this Supplement for Future Reference

August 11, 2020

Transamerica ClearTrack 2020
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

TRANSAMERICA FUNDS

Transamerica ClearTrack® 2020

Supplement to the Currently Effective Prospectus and Summary Prospectuses

* * *

Transamerica ClearTrack® 2020

Effective immediately, the “Dynamic Rebalancing Period” sub-section under the “Principal Investment Strategies” section in the Prospectus and Summary Prospectus for Transamerica ClearTrack® 2020 is deleted in its entirety and replaced with the following:

Dynamic Rebalancing Period

The fund is currently in the Dynamic Rebalancing Period. During the Dynamic Rebalancing Period, the fund is not managed strictly according to the glide path period strategy discussed above. Instead, QS Investors has implemented the Dynamic Risk Management strategy that attempts to limit downside volatility and losses within the fund. Through the strategy, the fund gives up some of the potential for higher total returns that could be achieved if the fund were to follow its Target Allocation under positive market conditions. In exchange, the strategy is intended to result in less significant declines in the fund’s net asset value (“NAV”) under negative market conditions. The fund’s NAV will fluctuate and is not guaranteed.

The Dynamic Risk Management strategy is intended to reduce the fund’s market risk exposure and volatility in certain market conditions. In response to certain levels of negative fund performance, QS Investors may employ the strategy and deviate from the standard Target Allocation by increasing the fund’s exposure to 7-10 Year U.S. Treasury Bond ETFs or cash instruments (“de-risking”), based on a formula that takes into account, among other things, the fund’s current and historical NAV, changing market volatility, and the volatility of the fund’s portfolio. In order to implement this strategy, QS Investors anticipates that it will sell shares of equity and fixed income ETFs included within the Target Allocation and purchase 7-10 Year U.S. Treasury Bond ETFs, or in certain circumstances cash and cash equivalents. The maximum daily allocation to 7-10 Year U.S. Treasury Bond ETFs and/or cash instruments under such circumstances will be 60% of the fund’s net assets, after a build-up period, with the remaining portion of the fund’s net assets allocated in accordance with the standard Target Allocation. In response to certain levels of positive fund performance, changing market volatility, and/or the volatility of the fund’s portfolio, the fund may purchase equity and fixed income ETFs in accordance with the fund’s Target Allocation and sell 7-10 Year U.S. Treasury Bond ETFs or cash instruments (“re-risking”). QS Investors, in its discretion, will determine the levels and timing for de-risking and re-risking under the Dynamic Risk Management strategy.

QS Investors will revert to managing the fund according to the Target Allocation as soon as reasonably practicable following the end of the Dynamic Rebalancing Period at the close of business on December 31, 2024.

* * *

Transamerica ClearTrack® 2020

(the "funds")

Effectively immediately, the following risk for each of the funds in the "Principal Risks" section of the Prospectus and Summary Prospectuses and in the "More on Risks of Investing in the Funds" section of the Prospectus is deleted in its entirety and replaced as follows:

Dynamic Risk Management – In implementing the Dynamic Risk Management strategy, the sub-adviser anticipates that it will sell shares the fund holds in equity and fixed income ETFs and will be more concentrated in 7-10 Year U.S. Treasury Bond ETFs or cash instruments. The fund may incur additional trading costs while implementing the Dynamic Risk Management strategy, which may reduce the fund's performance. If the fund increases its 7-10 Year U.S. Treasury Bond ETFs or cash related holdings at inopportune times or for extended periods of time, the fund may experience lower investment returns or experience higher losses. The Dynamic Risk Management strategy may fail to protect against market declines, may limit the fund's ability to participate in rising markets and may cause the fund to underperform its benchmark or similar funds that do not employ such a strategy in rising markets. The Dynamic Risk Management strategy may not work as intended.

* * *

Investors Should Retain this Supplement for Future Reference

August 11, 2020

Transamerica ClearTrack 2025
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

TRANSAMERICA FUNDS

Transamerica ClearTrack® 2025

Supplement to the Currently Effective Prospectus and Summary Prospectuses

* * *

Transamerica ClearTrack® 2025

Effective immediately, the “Dynamic Rebalancing Period” sub-section under the “Principal Investment Strategies” section in the Prospectus and Summary Prospectus for Transamerica ClearTrack® 2025 is deleted in its entirety and replaced with the following:

Dynamic Rebalancing Period

The fund is currently in the Dynamic Rebalancing Period. During the Dynamic Rebalancing Period, the fund is not managed strictly according to the glide path period strategy discussed above. Instead, QS Investors has implemented the Dynamic Risk Management strategy that attempts to limit downside volatility and losses within the fund. Through the strategy, the fund gives up some of the potential for higher total returns that could be achieved if the fund were to follow its Target Allocation under positive market conditions. In exchange, the strategy is intended to result in less significant declines in the fund’s net asset value (“NAV”) under negative market conditions. The fund’s NAV will fluctuate and is not guaranteed.

The Dynamic Risk Management strategy is intended to reduce the fund’s market risk exposure and volatility in certain market conditions. In response to certain levels of negative fund performance, QS Investors may employ the strategy and deviate from the standard Target Allocation by increasing the fund’s exposure to 7-10 Year U.S. Treasury Bond ETFs or cash instruments (“de-risking”), based on a formula that takes into account, among other things, the fund’s current and historical NAV, changing market volatility, and the volatility of the fund’s portfolio. In order to implement this strategy, QS Investors anticipates that it will sell shares of equity and fixed income ETFs included within the Target Allocation and purchase 7-10 Year U.S. Treasury Bond ETFs, or in certain circumstances cash and cash equivalents. The maximum daily allocation to 7-10 Year U.S. Treasury Bond ETFs and/or cash instruments under such circumstances will be 60% of the fund’s net assets, after a build-up period, with the remaining portion of the fund’s net assets allocated in accordance with the standard Target Allocation. In response to certain levels of positive fund performance, changing market volatility, and/or the volatility of the fund’s portfolio, the fund may purchase equity and fixed income ETFs in accordance with the fund’s Target Allocation and sell 7-10 Year U.S. Treasury Bond ETFs or cash instruments (“re-risking”). QS Investors, in its discretion, will determine the levels and timing for de-risking and re-risking under the Dynamic Risk Management strategy.

QS Investors will revert to managing the fund according to the Target Allocation as soon as reasonably practicable following the end of the Dynamic Rebalancing Period at the close of business on December 31, 2029.

* * *

Transamerica ClearTrack® 2025

(the "funds")

Effectively immediately, the following risk for each of the funds in the "Principal Risks" section of the Prospectus and Summary Prospectuses and in the "More on Risks of Investing in the Funds" section of the Prospectus is deleted in its entirety and replaced as follows:

Dynamic Risk Management – In implementing the Dynamic Risk Management strategy, the sub-adviser anticipates that it will sell shares the fund holds in equity and fixed income ETFs and will be more concentrated in 7-10 Year U.S. Treasury Bond ETFs or cash instruments. The fund may incur additional trading costs while implementing the Dynamic Risk Management strategy, which may reduce the fund's performance. If the fund increases its 7-10 Year U.S. Treasury Bond ETFs or cash related holdings at inopportune times or for extended periods of time, the fund may experience lower investment returns or experience higher losses. The Dynamic Risk Management strategy may fail to protect against market declines, may limit the fund's ability to participate in rising markets and may cause the fund to underperform its benchmark or similar funds that do not employ such a strategy in rising markets. The Dynamic Risk Management strategy may not work as intended.

* * *

Investors Should Retain this Supplement for Future Reference

August 11, 2020

Transamerica ClearTrack 2030
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

TRANSAMERICA FUNDS

Transamerica ClearTrack® 2030

Supplement to the Currently Effective Prospectus and Summary Prospectuses

* * *

Transamerica ClearTrack® 2030

Effective immediately, the “Dynamic Rebalancing Period” sub-section under the “Principal Investment Strategies” section in the Prospectus and Summary Prospectuses for Transamerica ClearTrack® 2030, Transamerica ClearTrack® 2035, Transamerica ClearTrack® 2040, Transamerica ClearTrack® 2045, Transamerica ClearTrack® 2050, Transamerica ClearTrack® 2055 and Transamerica ClearTrack® 2060 is deleted in its entirety and replaced with the following:

Dynamic Rebalancing Period

The fund is currently not in the Dynamic Rebalancing Period. During the Dynamic Rebalancing Period, the fund will not be managed strictly according to the glide path period strategy discussed above. Instead, QS Investors will implement the Dynamic Risk Management strategy that will attempt to limit downside volatility and losses within the fund. Through the strategy, the fund gives up some of the potential for higher total returns that could be achieved if the fund were to follow its Target Allocation under positive market conditions. In exchange, the strategy is intended to result in less significant declines in the fund’s net asset value (“NAV”) under negative market conditions. The fund’s NAV will fluctuate and is not guaranteed.

The Dynamic Risk Management strategy is intended to reduce the fund’s market risk exposure and volatility in certain market conditions. In response to certain levels of negative fund performance, QS Investors may employ the strategy and deviate from the standard Target Allocation by increasing the fund’s exposure to 7-10 Year U.S. Treasury Bond ETFs or cash instruments (“de-risking”), based on a formula that takes into account, among other things, the fund’s current and historical NAV, changing market volatility, and the volatility of the fund’s portfolio. In order to implement this strategy, QS Investors anticipates that it will sell shares of equity and fixed income ETFs included within the Target Allocation and purchase 7-10 Year U.S. Treasury Bond ETFs, or in certain circumstances cash and cash equivalents. The maximum daily allocation to 7-10 Year U.S. Treasury Bond ETFs and/or cash instruments under such circumstances will be 60% of the fund’s net assets, with the remaining portion of the fund’s net assets allocated in accordance with the standard Target Allocation. In response to certain levels of positive fund performance, changing market volatility, and/or the volatility of the fund’s portfolio, the fund may purchase equity and fixed income ETFs in accordance with the fund’s Target Allocation and sell 7-10 Year U.S. Treasury Bond ETFs or cash instruments (“re-risking”). QS Investors, in its discretion, will determine the levels and timing for de-risking and re-risking under the Dynamic Risk Management strategy.

* * *

Transamerica ClearTrack® 2030

(the "funds")

Effectively immediately, the following risk for each of the funds in the "Principal Risks" section of the Prospectus and Summary Prospectuses and in the "More on Risks of Investing in the Funds" section of the Prospectus is deleted in its entirety and replaced as follows:

Dynamic Risk Management – In implementing the Dynamic Risk Management strategy, the sub-adviser anticipates that it will sell shares the fund holds in equity and fixed income ETFs and will be more concentrated in 7-10 Year U.S. Treasury Bond ETFs or cash instruments. The fund may incur additional trading costs while implementing the Dynamic Risk Management strategy, which may reduce the fund's performance. If the fund increases its 7-10 Year U.S. Treasury Bond ETFs or cash related holdings at inopportune times or for extended periods of time, the fund may experience lower investment returns or experience higher losses. The Dynamic Risk Management strategy may fail to protect against market declines, may limit the fund's ability to participate in rising markets and may cause the fund to underperform its benchmark or similar funds that do not employ such a strategy in rising markets. The Dynamic Risk Management strategy may not work as intended.

* * *

Investors Should Retain this Supplement for Future Reference

August 11, 2020

Transamerica ClearTrack 2035
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

TRANSAMERICA FUNDS

Transamerica ClearTrack® 2035

Supplement to the Currently Effective Prospectus and Summary Prospectuses

* * *

Transamerica ClearTrack® 2035

Effective immediately, the “Dynamic Rebalancing Period” sub-section under the “Principal Investment Strategies” section in the Prospectus and Summary Prospectuses for Transamerica ClearTrack® 2030, Transamerica ClearTrack® 2035, Transamerica ClearTrack® 2040, Transamerica ClearTrack® 2045, Transamerica ClearTrack® 2050, Transamerica ClearTrack® 2055 and Transamerica ClearTrack® 2060 is deleted in its entirety and replaced with the following:

Dynamic Rebalancing Period

The fund is currently not in the Dynamic Rebalancing Period. During the Dynamic Rebalancing Period, the fund will not be managed strictly according to the glide path period strategy discussed above. Instead, QS Investors will implement the Dynamic Risk Management strategy that will attempt to limit downside volatility and losses within the fund. Through the strategy, the fund gives up some of the potential for higher total returns that could be achieved if the fund were to follow its Target Allocation under positive market conditions. In exchange, the strategy is intended to result in less significant declines in the fund’s net asset value (“NAV”) under negative market conditions. The fund’s NAV will fluctuate and is not guaranteed.

The Dynamic Risk Management strategy is intended to reduce the fund’s market risk exposure and volatility in certain market conditions. In response to certain levels of negative fund performance, QS Investors may employ the strategy and deviate from the standard Target Allocation by increasing the fund’s exposure to 7-10 Year U.S. Treasury Bond ETFs or cash instruments (“de-risking”), based on a formula that takes into account, among other things, the fund’s current and historical NAV, changing market volatility, and the volatility of the fund’s portfolio. In order to implement this strategy, QS Investors anticipates that it will sell shares of equity and fixed income ETFs included within the Target Allocation and purchase 7-10 Year U.S. Treasury Bond ETFs, or in certain circumstances cash and cash equivalents. The maximum daily allocation to 7-10 Year U.S. Treasury Bond ETFs and/or cash instruments under such circumstances will be 60% of the fund’s net assets, with the remaining portion of the fund’s net assets allocated in accordance with the standard Target Allocation. In response to certain levels of positive fund performance, changing market volatility, and/or the volatility of the fund’s portfolio, the fund may purchase equity and fixed income ETFs in accordance with the fund’s Target Allocation and sell 7-10 Year U.S. Treasury Bond ETFs or cash instruments (“re-risking”). QS Investors, in its discretion, will determine the levels and timing for de-risking and re-risking under the Dynamic Risk Management strategy.

* * *

Transamerica ClearTrack® 2035

(the "funds")

Effectively immediately, the following risk for each of the funds in the "Principal Risks" section of the Prospectus and Summary Prospectuses and in the "More on Risks of Investing in the Funds" section of the Prospectus is deleted in its entirety and replaced as follows:

Dynamic Risk Management – In implementing the Dynamic Risk Management strategy, the sub-adviser anticipates that it will sell shares the fund holds in equity and fixed income ETFs and will be more concentrated in 7-10 Year U.S. Treasury Bond ETFs or cash instruments. The fund may incur additional trading costs while implementing the Dynamic Risk Management strategy, which may reduce the fund's performance. If the fund increases its 7-10 Year U.S. Treasury Bond ETFs or cash related holdings at inopportune times or for extended periods of time, the fund may experience lower investment returns or experience higher losses. The Dynamic Risk Management strategy may fail to protect against market declines, may limit the fund's ability to participate in rising markets and may cause the fund to underperform its benchmark or similar funds that do not employ such a strategy in rising markets. The Dynamic Risk Management strategy may not work as intended.

* * *

Investors Should Retain this Supplement for Future Reference

August 11, 2020

Transamerica ClearTrack 2040
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

TRANSAMERICA FUNDS

Transamerica ClearTrack® 2040

Supplement to the Currently Effective Prospectus and Summary Prospectuses

* * *

Transamerica ClearTrack® 2040

Effective immediately, the “Dynamic Rebalancing Period” sub-section under the “Principal Investment Strategies” section in the Prospectus and Summary Prospectuses for Transamerica ClearTrack® 2030, Transamerica ClearTrack® 2035, Transamerica ClearTrack® 2040, Transamerica ClearTrack® 2045, Transamerica ClearTrack® 2050, Transamerica ClearTrack® 2055 and Transamerica ClearTrack® 2060 is deleted in its entirety and replaced with the following:

Dynamic Rebalancing Period

The fund is currently not in the Dynamic Rebalancing Period. During the Dynamic Rebalancing Period, the fund will not be managed strictly according to the glide path period strategy discussed above. Instead, QS Investors will implement the Dynamic Risk Management strategy that will attempt to limit downside volatility and losses within the fund. Through the strategy, the fund gives up some of the potential for higher total returns that could be achieved if the fund were to follow its Target Allocation under positive market conditions. In exchange, the strategy is intended to result in less significant declines in the fund’s net asset value (“NAV”) under negative market conditions. The fund’s NAV will fluctuate and is not guaranteed.

The Dynamic Risk Management strategy is intended to reduce the fund’s market risk exposure and volatility in certain market conditions. In response to certain levels of negative fund performance, QS Investors may employ the strategy and deviate from the standard Target Allocation by increasing the fund’s exposure to 7-10 Year U.S. Treasury Bond ETFs or cash instruments (“de-risking”), based on a formula that takes into account, among other things, the fund’s current and historical NAV, changing market volatility, and the volatility of the fund’s portfolio. In order to implement this strategy, QS Investors anticipates that it will sell shares of equity and fixed income ETFs included within the Target Allocation and purchase 7-10 Year U.S. Treasury Bond ETFs, or in certain circumstances cash and cash equivalents. The maximum daily allocation to 7-10 Year U.S. Treasury Bond ETFs and/or cash instruments under such circumstances will be 60% of the fund’s net assets, with the remaining portion of the fund’s net assets allocated in accordance with the standard Target Allocation. In response to certain levels of positive fund performance, changing market volatility, and/or the volatility of the fund’s portfolio, the fund may purchase equity and fixed income ETFs in accordance with the fund’s Target Allocation and sell 7-10 Year U.S. Treasury Bond ETFs or cash instruments (“re-risking”). QS Investors, in its discretion, will determine the levels and timing for de-risking and re-risking under the Dynamic Risk Management strategy.

* * *

Transamerica ClearTrack® 2040

(the "funds")

Effectively immediately, the following risk for each of the funds in the "Principal Risks" section of the Prospectus and Summary Prospectuses and in the "More on Risks of Investing in the Funds" section of the Prospectus is deleted in its entirety and replaced as follows:

Dynamic Risk Management – In implementing the Dynamic Risk Management strategy, the sub-adviser anticipates that it will sell shares the fund holds in equity and fixed income ETFs and will be more concentrated in 7-10 Year U.S. Treasury Bond ETFs or cash instruments. The fund may incur additional trading costs while implementing the Dynamic Risk Management strategy, which may reduce the fund's performance. If the fund increases its 7-10 Year U.S. Treasury Bond ETFs or cash related holdings at inopportune times or for extended periods of time, the fund may experience lower investment returns or experience higher losses. The Dynamic Risk Management strategy may fail to protect against market declines, may limit the fund's ability to participate in rising markets and may cause the fund to underperform its benchmark or similar funds that do not employ such a strategy in rising markets. The Dynamic Risk Management strategy may not work as intended.

* * *

Investors Should Retain this Supplement for Future Reference

August 11, 2020

Transamerica ClearTrack 2045
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

TRANSAMERICA FUNDS

Transamerica ClearTrack® 2045

Supplement to the Currently Effective Prospectus and Summary Prospectuses

* * *

Transamerica ClearTrack® 2045

Effective immediately, the “Dynamic Rebalancing Period” sub-section under the “Principal Investment Strategies” section in the Prospectus and Summary Prospectuses for Transamerica ClearTrack® 2030, Transamerica ClearTrack® 2035, Transamerica ClearTrack® 2040, Transamerica ClearTrack® 2045, Transamerica ClearTrack® 2050, Transamerica ClearTrack® 2055 and Transamerica ClearTrack® 2060 is deleted in its entirety and replaced with the following:

Dynamic Rebalancing Period

The fund is currently not in the Dynamic Rebalancing Period. During the Dynamic Rebalancing Period, the fund will not be managed strictly according to the glide path period strategy discussed above. Instead, QS Investors will implement the Dynamic Risk Management strategy that will attempt to limit downside volatility and losses within the fund. Through the strategy, the fund gives up some of the potential for higher total returns that could be achieved if the fund were to follow its Target Allocation under positive market conditions. In exchange, the strategy is intended to result in less significant declines in the fund’s net asset value (“NAV”) under negative market conditions. The fund’s NAV will fluctuate and is not guaranteed.

The Dynamic Risk Management strategy is intended to reduce the fund’s market risk exposure and volatility in certain market conditions. In response to certain levels of negative fund performance, QS Investors may employ the strategy and deviate from the standard Target Allocation by increasing the fund’s exposure to 7-10 Year U.S. Treasury Bond ETFs or cash instruments (“de-risking”), based on a formula that takes into account, among other things, the fund’s current and historical NAV, changing market volatility, and the volatility of the fund’s portfolio. In order to implement this strategy, QS Investors anticipates that it will sell shares of equity and fixed income ETFs included within the Target Allocation and purchase 7-10 Year U.S. Treasury Bond ETFs, or in certain circumstances cash and cash equivalents. The maximum daily allocation to 7-10 Year U.S. Treasury Bond ETFs and/or cash instruments under such circumstances will be 60% of the fund’s net assets, with the remaining portion of the fund’s net assets allocated in accordance with the standard Target Allocation. In response to certain levels of positive fund performance, changing market volatility, and/or the volatility of the fund’s portfolio, the fund may purchase equity and fixed income ETFs in accordance with the fund’s Target Allocation and sell 7-10 Year U.S. Treasury Bond ETFs or cash instruments (“re-risking”). QS Investors, in its discretion, will determine the levels and timing for de-risking and re-risking under the Dynamic Risk Management strategy.

* * *

Transamerica ClearTrack® 2045

(the "funds")

Effectively immediately, the following risk for each of the funds in the "Principal Risks" section of the Prospectus and Summary Prospectuses and in the "More on Risks of Investing in the Funds" section of the Prospectus is deleted in its entirety and replaced as follows:

Dynamic Risk Management – In implementing the Dynamic Risk Management strategy, the sub-adviser anticipates that it will sell shares the fund holds in equity and fixed income ETFs and will be more concentrated in 7-10 Year U.S. Treasury Bond ETFs or cash instruments. The fund may incur additional trading costs while implementing the Dynamic Risk Management strategy, which may reduce the fund's performance. If the fund increases its 7-10 Year U.S. Treasury Bond ETFs or cash related holdings at inopportune times or for extended periods of time, the fund may experience lower investment returns or experience higher losses. The Dynamic Risk Management strategy may fail to protect against market declines, may limit the fund's ability to participate in rising markets and may cause the fund to underperform its benchmark or similar funds that do not employ such a strategy in rising markets. The Dynamic Risk Management strategy may not work as intended.

* * *

Investors Should Retain this Supplement for Future Reference

August 11, 2020

Transamerica ClearTrack 2050
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

TRANSAMERICA FUNDS

Transamerica ClearTrack® 2050

Supplement to the Currently Effective Prospectus and Summary Prospectuses

* * *

Transamerica ClearTrack® 2050

Effective immediately, the “Dynamic Rebalancing Period” sub-section under the “Principal Investment Strategies” section in the Prospectus and Summary Prospectuses for Transamerica ClearTrack® 2030, Transamerica ClearTrack® 2035, Transamerica ClearTrack® 2040, Transamerica ClearTrack® 2045, Transamerica ClearTrack® 2050, Transamerica ClearTrack® 2055 and Transamerica ClearTrack® 2060 is deleted in its entirety and replaced with the following:

Dynamic Rebalancing Period

The fund is currently not in the Dynamic Rebalancing Period. During the Dynamic Rebalancing Period, the fund will not be managed strictly according to the glide path period strategy discussed above. Instead, QS Investors will implement the Dynamic Risk Management strategy that will attempt to limit downside volatility and losses within the fund. Through the strategy, the fund gives up some of the potential for higher total returns that could be achieved if the fund were to follow its Target Allocation under positive market conditions. In exchange, the strategy is intended to result in less significant declines in the fund’s net asset value (“NAV”) under negative market conditions. The fund’s NAV will fluctuate and is not guaranteed.

The Dynamic Risk Management strategy is intended to reduce the fund’s market risk exposure and volatility in certain market conditions. In response to certain levels of negative fund performance, QS Investors may employ the strategy and deviate from the standard Target Allocation by increasing the fund’s exposure to 7-10 Year U.S. Treasury Bond ETFs or cash instruments (“de-risking”), based on a formula that takes into account, among other things, the fund’s current and historical NAV, changing market volatility, and the volatility of the fund’s portfolio. In order to implement this strategy, QS Investors anticipates that it will sell shares of equity and fixed income ETFs included within the Target Allocation and purchase 7-10 Year U.S. Treasury Bond ETFs, or in certain circumstances cash and cash equivalents. The maximum daily allocation to 7-10 Year U.S. Treasury Bond ETFs and/or cash instruments under such circumstances will be 60% of the fund’s net assets, with the remaining portion of the fund’s net assets allocated in accordance with the standard Target Allocation. In response to certain levels of positive fund performance, changing market volatility, and/or the volatility of the fund’s portfolio, the fund may purchase equity and fixed income ETFs in accordance with the fund’s Target Allocation and sell 7-10 Year U.S. Treasury Bond ETFs or cash instruments (“re-risking”). QS Investors, in its discretion, will determine the levels and timing for de-risking and re-risking under the Dynamic Risk Management strategy.

* * *

Transamerica ClearTrack® 2050

(the "funds")

Effectively immediately, the following risk for each of the funds in the "Principal Risks" section of the Prospectus and Summary Prospectuses and in the "More on Risks of Investing in the Funds" section of the Prospectus is deleted in its entirety and replaced as follows:

Dynamic Risk Management – In implementing the Dynamic Risk Management strategy, the sub-adviser anticipates that it will sell shares the fund holds in equity and fixed income ETFs and will be more concentrated in 7-10 Year U.S. Treasury Bond ETFs or cash instruments. The fund may incur additional trading costs while implementing the Dynamic Risk Management strategy, which may reduce the fund's performance. If the fund increases its 7-10 Year U.S. Treasury Bond ETFs or cash related holdings at inopportune times or for extended periods of time, the fund may experience lower investment returns or experience higher losses. The Dynamic Risk Management strategy may fail to protect against market declines, may limit the fund's ability to participate in rising markets and may cause the fund to underperform its benchmark or similar funds that do not employ such a strategy in rising markets. The Dynamic Risk Management strategy may not work as intended.

* * *

Investors Should Retain this Supplement for Future Reference

August 11, 2020

Transamerica ClearTrack 2055
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

TRANSAMERICA FUNDS

Transamerica ClearTrack® 2055

Supplement to the Currently Effective Prospectus and Summary Prospectuses

* * *

Transamerica ClearTrack® 2055

Effective immediately, the “Dynamic Rebalancing Period” sub-section under the “Principal Investment Strategies” section in the Prospectus and Summary Prospectuses for Transamerica ClearTrack® 2030, Transamerica ClearTrack® 2035, Transamerica ClearTrack® 2040, Transamerica ClearTrack® 2045, Transamerica ClearTrack® 2050, Transamerica ClearTrack® 2055 and Transamerica ClearTrack® 2060 is deleted in its entirety and replaced with the following:

Dynamic Rebalancing Period

The fund is currently not in the Dynamic Rebalancing Period. During the Dynamic Rebalancing Period, the fund will not be managed strictly according to the glide path period strategy discussed above. Instead, QS Investors will implement the Dynamic Risk Management strategy that will attempt to limit downside volatility and losses within the fund. Through the strategy, the fund gives up some of the potential for higher total returns that could be achieved if the fund were to follow its Target Allocation under positive market conditions. In exchange, the strategy is intended to result in less significant declines in the fund’s net asset value (“NAV”) under negative market conditions. The fund’s NAV will fluctuate and is not guaranteed.

The Dynamic Risk Management strategy is intended to reduce the fund’s market risk exposure and volatility in certain market conditions. In response to certain levels of negative fund performance, QS Investors may employ the strategy and deviate from the standard Target Allocation by increasing the fund’s exposure to 7-10 Year U.S. Treasury Bond ETFs or cash instruments (“de-risking”), based on a formula that takes into account, among other things, the fund’s current and historical NAV, changing market volatility, and the volatility of the fund’s portfolio. In order to implement this strategy, QS Investors anticipates that it will sell shares of equity and fixed income ETFs included within the Target Allocation and purchase 7-10 Year U.S. Treasury Bond ETFs, or in certain circumstances cash and cash equivalents. The maximum daily allocation to 7-10 Year U.S. Treasury Bond ETFs and/or cash instruments under such circumstances will be 60% of the fund’s net assets, with the remaining portion of the fund’s net assets allocated in accordance with the standard Target Allocation. In response to certain levels of positive fund performance, changing market volatility, and/or the volatility of the fund’s portfolio, the fund may purchase equity and fixed income ETFs in accordance with the fund’s Target Allocation and sell 7-10 Year U.S. Treasury Bond ETFs or cash instruments (“re-risking”). QS Investors, in its discretion, will determine the levels and timing for de-risking and re-risking under the Dynamic Risk Management strategy.

* * *

Transamerica ClearTrack® 2055

(the "funds")

Effectively immediately, the following risk for each of the funds in the "Principal Risks" section of the Prospectus and Summary Prospectuses and in the "More on Risks of Investing in the Funds" section of the Prospectus is deleted in its entirety and replaced as follows:

Dynamic Risk Management – In implementing the Dynamic Risk Management strategy, the sub-adviser anticipates that it will sell shares the fund holds in equity and fixed income ETFs and will be more concentrated in 7-10 Year U.S. Treasury Bond ETFs or cash instruments. The fund may incur additional trading costs while implementing the Dynamic Risk Management strategy, which may reduce the fund's performance. If the fund increases its 7-10 Year U.S. Treasury Bond ETFs or cash related holdings at inopportune times or for extended periods of time, the fund may experience lower investment returns or experience higher losses. The Dynamic Risk Management strategy may fail to protect against market declines, may limit the fund's ability to participate in rising markets and may cause the fund to underperform its benchmark or similar funds that do not employ such a strategy in rising markets. The Dynamic Risk Management strategy may not work as intended.

* * *

Investors Should Retain this Supplement for Future Reference

August 11, 2020

Transamerica ClearTrack 2060
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

TRANSAMERICA FUNDS

Transamerica ClearTrack® 2060

Supplement to the Currently Effective Prospectus and Summary Prospectuses

* * *

Transamerica ClearTrack® 2060

Effective immediately, the “Dynamic Rebalancing Period” sub-section under the “Principal Investment Strategies” section in the Prospectus and Summary Prospectuses for Transamerica ClearTrack® 2030, Transamerica ClearTrack® 2035, Transamerica ClearTrack® 2040, Transamerica ClearTrack® 2045, Transamerica ClearTrack® 2050, Transamerica ClearTrack® 2055 and Transamerica ClearTrack® 2060 is deleted in its entirety and replaced with the following:

Dynamic Rebalancing Period

The fund is currently not in the Dynamic Rebalancing Period. During the Dynamic Rebalancing Period, the fund will not be managed strictly according to the glide path period strategy discussed above. Instead, QS Investors will implement the Dynamic Risk Management strategy that will attempt to limit downside volatility and losses within the fund. Through the strategy, the fund gives up some of the potential for higher total returns that could be achieved if the fund were to follow its Target Allocation under positive market conditions. In exchange, the strategy is intended to result in less significant declines in the fund’s net asset value (“NAV”) under negative market conditions. The fund’s NAV will fluctuate and is not guaranteed.

The Dynamic Risk Management strategy is intended to reduce the fund’s market risk exposure and volatility in certain market conditions. In response to certain levels of negative fund performance, QS Investors may employ the strategy and deviate from the standard Target Allocation by increasing the fund’s exposure to 7-10 Year U.S. Treasury Bond ETFs or cash instruments (“de-risking”), based on a formula that takes into account, among other things, the fund’s current and historical NAV, changing market volatility, and the volatility of the fund’s portfolio. In order to implement this strategy, QS Investors anticipates that it will sell shares of equity and fixed income ETFs included within the Target Allocation and purchase 7-10 Year U.S. Treasury Bond ETFs, or in certain circumstances cash and cash equivalents. The maximum daily allocation to 7-10 Year U.S. Treasury Bond ETFs and/or cash instruments under such circumstances will be 60% of the fund’s net assets, with the remaining portion of the fund’s net assets allocated in accordance with the standard Target Allocation. In response to certain levels of positive fund performance, changing market volatility, and/or the volatility of the fund’s portfolio, the fund may purchase equity and fixed income ETFs in accordance with the fund’s Target Allocation and sell 7-10 Year U.S. Treasury Bond ETFs or cash instruments (“re-risking”). QS Investors, in its discretion, will determine the levels and timing for de-risking and re-risking under the Dynamic Risk Management strategy.

* * *

Transamerica ClearTrack® 2060

(the "funds")

Effectively immediately, the following risk for each of the funds in the "Principal Risks" section of the Prospectus and Summary Prospectuses and in the "More on Risks of Investing in the Funds" section of the Prospectus is deleted in its entirety and replaced as follows:

Dynamic Risk Management – In implementing the Dynamic Risk Management strategy, the sub-adviser anticipates that it will sell shares the fund holds in equity and fixed income ETFs and will be more concentrated in 7-10 Year U.S. Treasury Bond ETFs or cash instruments. The fund may incur additional trading costs while implementing the Dynamic Risk Management strategy, which may reduce the fund's performance. If the fund increases its 7-10 Year U.S. Treasury Bond ETFs or cash related holdings at inopportune times or for extended periods of time, the fund may experience lower investment returns or experience higher losses. The Dynamic Risk Management strategy may fail to protect against market declines, may limit the fund's ability to participate in rising markets and may cause the fund to underperform its benchmark or similar funds that do not employ such a strategy in rising markets. The Dynamic Risk Management strategy may not work as intended.

* * *

Investors Should Retain this Supplement for Future Reference

August 11, 2020